SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 5,583,922	$ 6,250,241
Marketable securities		462,687
Fair Value Inputs Level 1 [Member]
Current Assets
Cash and cash equivalents	5,583,922	6,250,241
Marketable securities		0
Fair Value Inputs Level 2 [Member]
Current Assets
Cash and cash equivalents	0	0
Marketable securities		462,687
Fair Value Inputs Level 3 [Member]
Current Assets
Cash and cash equivalents	$ 0	0
Marketable securities		$ 0